Lennar Homebuilding Senior Notes And Other Debts Payable Lennar Homebuilding Senior Notes And Other Debts Payable (Schedule of senior and convertible senior notes) (Details) - USD ($) $ in Thousands	1 Months Ended						3 Months Ended			9 Months Ended	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2010	May. 31, 2010	Apr. 30, 2009	Apr. 30, 2006	Apr. 30, 2005	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2012	Aug. 31, 2014	Nov. 30, 2011	Feb. 25, 2014	Feb. 05, 2014	Apr. 30, 2013	Feb. 28, 2013	Nov. 30, 2012	Oct. 31, 2012	May. 31, 2006	Nov. 30, 2005	Jul. 31, 2005
5.60% Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 300,000													$ 500,000	$ 200,000
Proceeds from Debt, Net of Issuance Costs						$ 501,400
Rate premium discount senior debt						99.771%														101.407%
Interest rate	5.60%
6.50% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																		$ 250,000
Proceeds from Debt, Net of Issuance Costs					$ 248,900
Rate premium discount senior debt																		99.873%
Interest rate	6.50%
12.25% Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 400,000
Proceeds from Debt, Net of Issuance Costs				$ 386,700
Rate premium discount senior debt				98.098%
Interest rate	12.25%
4.75% Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount									$ 400,000
Proceeds from Debt, Net of Issuance Costs									$ 395,900
Rate premium discount senior debt									100.00%
Interest rate	4.75%
6.95% Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 250,000
Proceeds from Debt, Net of Issuance Costs			$ 243,900
Rate premium discount senior debt			98.929%
Interest rate	6.95%
4.125% Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 275,000
Proceeds from Debt, Net of Issuance Costs							$ 271,718
Rate premium discount senior debt							99.998%
Interest rate	4.125%						4.125%	4.125%
4.500% Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 500,000					$ 100,000	$ 400,000
Proceeds from Debt, Net of Issuance Costs										$ 495,725
Rate premium discount senior debt												100.50%	100.00%
Interest rate	4.50%												4.50%
4.50% Senior Notes Due 2019 Issued in 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 350,000
Proceeds from Debt, Net of Issuance Costs	$ 347,016
Rate premium discount senior debt	100.00%
Interest rate	4.50%
2.75% Convertible Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 446,000							$ 446,000
Proceeds from Lennar Homebuilding convertible senior notes		$ 436,400
Rate premium discount senior debt		100.00%
Interest rate	2.75%	2.75%
3.25% Convertible Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount								400,000			$ 400,000
Proceeds from Lennar Homebuilding convertible senior notes											$ 391,600
Rate premium discount senior debt											100.00%
Interest rate	3.25%										3.25%					3.25%
4.750% Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount								575,000						$ 50,000	$ 175,000		$ 350,000
Proceeds from Debt, Net of Issuance Costs								$ 567,585
Rate premium discount senior debt														98.25%	98.073%		100.00%
Interest rate	4.75%							4.75%